Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
Number of Shares		Value
COMMON STOCKS 94.0%
	China 3.9%
445,431	Alibaba Group Holding Ltd. (a)	$8,246,683
265,706	Alibaba Group Holding Ltd. - ADR (a)	39,337,773
		47,584,456
	France 2.5%
42,562	LVMH Moet Hennessy Louis Vuitton SE	30,485,530

	Germany 4.3%
386,426	SAP SE	52,255,901

	Switzerland 6.9%
343,830	Nestle SA	41,428,100
523,246	Novartis AG	42,905,761
		84,333,861
	United Kingdom 3.6%
553,993	Reckitt Benckiser Group PLC	43,521,815

	United States 72.8%
5,229	Alphabet, Inc. - Class A (a)	13,979,836
25,461	Alphabet, Inc. - Class C (a)	67,861,458
10,772	Amazon.com, Inc. (a)	35,386,451
227,840	Crown Castle International Corp.	39,489,229
363,477	Eversource Energy	29,717,879
425,168	Intercontinental Exchange, Inc.	48,817,790
117,994	Mastercard, Inc. - Class A	41,024,154
150,945	McDonald’s Corp.	36,394,349
230,155	Meta Platforms, Inc. - Class A (a)	78,112,305
361,487	Microsoft Corp.	101,910,415
114,940	Netflix, Inc. (a)	70,152,480
340,956	PepsiCo, Inc.	51,283,192
597,695	Starbucks Corp.	65,931,735
268,893	The Procter & Gamble Co.	37,591,241
247,072	Visa, Inc. - Class A	55,035,288
341,053	WEC Energy Group, Inc.	30,080,875
502,752	Xcel Energy, Inc.	31,422,000
444,263	Yum! Brands, Inc.	54,337,808
		888,528,485
	Total Common Stocks
	(Cost $715,947,266)	1,146,710,048

SHORT-TERM INVESTMENTS 5.8%
	Money Market Deposit Account 5.8%
70,887,247	U.S. Bank N.A., 0.003% (b)	70,887,247
	Total Short-Term Investments
	(Cost $70,887,247)	70,887,247

	Total Investments 99.8%
	(Cost $786,834,513)	1,217,597,295

	Other Assets in Excess of Liabilities 0.2%	2,075,612

	TOTAL NET ASSETS 100.0%	$1,219,672,907
(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

ADR - American Depositary Receipt

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
Number of Shares		Value
COMMON STOCKS 93.7%
	China 3.9%
238,905	Alibaba Group Holding Ltd. (a)	$4,423,073
145,734	Alibaba Group Holding Ltd. - ADR (a)	21,575,919
		25,998,992
	France 2.5%
23,270	LVMH Moet Hennessy Louis Vuitton SE	16,667,409

	Germany 4.3%
212,702	SAP SE	28,763,423

	Switzerland 6.9%
189,154	Nestle SA	22,791,178
287,944	Novartis AG	23,611,182
		46,402,360
	United Kingdom 3.5%
304,627	Reckitt Benckiser Group PLC	23,931,566

	United States 72.6%
2,844	Alphabet, Inc. - Class A (a)	7,603,491
14,008	Alphabet, Inc. - Class C (a)	37,335,662
5,927	Amazon.com, Inc. (a)	19,470,432
124,987	Crown Castle International Corp.	21,662,747
199,184	Eversource Energy	16,285,284
233,802	Intercontinental Exchange, Inc.	26,845,146
64,842	Mastercard, Inc. - Class A	22,544,267
83,263	McDonald’s Corp.	20,075,542
126,996	Meta Platforms, Inc. - Class A (a)	43,101,172
199,360	Microsoft Corp.	56,203,571
63,416	Netflix, Inc. (a)	38,705,321
187,591	PepsiCo, Inc.	28,215,562
329,384	Starbucks Corp.	36,334,349
148,072	The Procter & Gamble Co.	20,700,466
135,391	Visa, Inc. - Class A	30,158,345
188,368	WEC Energy Group, Inc.	16,614,058
277,389	Xcel Energy, Inc.	17,336,812
243,674	Yum! Brands, Inc.	29,803,767
		488,995,994
	Total Common Stocks
	(Cost $454,619,957)	630,759,744

SHORT-TERM INVESTMENTS 6.2%
	Money Market Deposit Account 6.2%
41,504,673	U.S. Bank N.A., 0.003% (b)	41,504,673
	Total Short-Term Investments
	(Cost $41,504,673)	41,504,673

	Total Investments 99.9%
	(Cost $496,124,630)	672,264,417

	Other Assets in Excess of Liabilities 0.1%	816,622

	TOTAL NET ASSETS 100.0%	$673,081,039
(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

ADR - American Depositary Receipt

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.8%
	China 4.5%
8,513	Alibaba Group Holding Ltd. - ADR (a)	$1,260,350
4,231	Tencent Holdings Ltd.	252,585
		1,512,935
	Germany 5.5%
11,503	Fraport AG Frankfurt Airport Services Worldwide (a)	796,406
7,582	SAP SE	1,025,304
		1,821,710
	Spain 4.4%
4,822	Aena SME SA (a)	833,921
32,149	Red Electrica Corp. SA	644,980
		1,478,901
	Switzerland 6.4%
8,712	Nestle SA	1,049,709
13,052	Novartis AG	1,070,254
		2,119,963
	United Kingdom 6.4%
13,753	Reckitt Benckiser Group PLC	1,080,439
19,278	Unilever PLC	1,041,320
		2,121,759
	United States 59.6%
936	Alphabet, Inc. - Class C (a)	2,494,730
284	Amazon.com, Inc. (a)	932,951
2,013	CME Group, Inc.	389,274
5,863	Eversource Energy	479,359
6,784	Intercontinental Exchange, Inc.	778,939
4,729	Lowe’s Companies, Inc.	959,325
2,270	Mastercard, Inc. - Class A	789,234
5,707	McDonald’s Corp.	1,376,015
6,401	Meta Platforms, Inc. - Class A (a)	2,172,435
8,850	Microsoft Corp.	2,494,992
2,527	Netflix, Inc. (a)	1,542,329
6,261	PepsiCo, Inc.	941,717
4,887	The Procter & Gamble Co.	683,203
18,764	U.S. Bancorp	1,115,332
4,209	Visa, Inc. - Class A	937,555
4,188	Walmart, Inc.	583,723
9,754	Yum! Brands, Inc.	1,193,012
		19,864,125
	Total Common Stocks
	(Cost $25,996,553)	28,919,393

SHORT-TERM INVESTMENTS 12.8%
	Money Market Deposit Account 12.8%
4,253,656	U.S. Bank N.A., 0.003% (b)	4,253,656
	Total Short-Term Investments
	(Cost $4,253,656)	4,253,656

	Total Investments 99.6%
	(Cost $30,250,209)	33,173,049

	Other Assets in Excess of Liabilities 0.4%	139,346

	TOTAL NET ASSETS 100.0%	$33,312,395

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

ADR - American Depositary Receipt

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.9%
	Australia 8.2%
1,398,957	APA Group	$8,713,830
1,141,779	Atlas Arteria Ltd.	5,264,722
4,889,232	AusNet Services Ltd.	8,849,824
2,128,211	Spark Infrastructure Group	4,298,692
3,221,317	Sydney Airport	18,918,287
2,566,117	Transurban Group	25,862,590
		71,907,945
	Canada 15.0%
771,840	Algonquin Power & Utilities Corp.	11,316,176
246,788	Canadian Utilities Ltd. - Class A	6,649,988
326,522	Emera, Inc.	14,787,069
692,334	Enbridge, Inc.	27,581,852
580,018	Fortis, Inc. (a)	25,731,258
712,156	Hydro One Ltd.	16,834,005
573,830	TC Energy Corp.	27,617,778
		130,518,126
	Chile 0.1%
6,320,474	Aguas Andinas SA - Class A	1,267,677

	France 6.0%
123,484	Aeroports de Paris	15,726,983
657,895	Getlink SE (a)	10,277,369
251,618	Vinci SA	26,170,415
		52,174,767
	Germany 0.9%
107,800	Fraport AG Frankfurt Airport Services Worldwide (a)	7,463,490

	Hong Kong 1.8%
2,647,073	Power Assets Holdings Ltd.	15,517,391

	Italy 6.4%
252,501	ACEA SpA	5,393,395
593,801	Enav SpA	2,772,436
1,062,902	Italgas SpA	6,796,412
4,098,377	Snam SpA	22,671,692
2,595,945	Terna SpA	18,422,853
		56,056,788
	Mexico 1.6%
328,192	Grupo Aeroportuario del Centro Norte SAB de CV (a)	1,930,055
511,342	Grupo Aeroportuario del Pacifico SAB de CV - Class B	5,945,405
314,638	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	5,869,310
		13,744,770
	Netherlands 0.7%
147,182	Koninklijke Vopak NV	5,799,316

	New Zealand 1.4%
1,786,994	Auckland International Airport Ltd.	9,605,750
1,046,972	Vector Ltd.	2,897,218
		12,502,968
	Portugal 0.3%
789,358	REN - Redes Energeticas Nacionais SGPS SA	2,332,960

	Spain 8.5%
168,452	Aena SME SA (a)	29,132,264
389,464	Cellnex Telecom SA	24,023,329
341,426	Enagas SA	7,587,876
663,431	Red Electrica Corp. SA	13,309,893
		74,053,362
	Switzerland 0.7%
36,402	Flughafen Zuerich AG (a)	6,485,520

	United Kingdom 5.8%
2,059,997	National Grid PLC	24,546,348
354,114	Pennon Group PLC	5,397,717
294,713	Severn Trent PLC	10,317,643
819,537	United Utilities Group PLC	10,666,564
		50,928,272
	United States 37.5%
22,692	ALLETE, Inc.	1,350,628
109,603	Alliant Energy Corp.	6,135,576
118,953	Ameren Corp.	9,635,193
206,590	American Electric Power Co., Inc.	16,770,976
12,310	American States Water Co.	1,052,751
62,407	American Tower Corp.	16,563,442
83,784	American Water Works Co., Inc.	14,162,847
65,307	Atmos Energy Corp.	5,760,077
192,350	Avangrid, Inc.	9,348,210
24,153	Avista Corp.	944,865
26,882	Black Hills Corp.	1,687,114
24,562	California Water Service Group	1,447,439
267,047	CenterPoint Energy, Inc.	6,569,356
7,349	Chesapeake Utilities Corp.	882,247
146,160	CMS Energy Corp.	8,730,137
164,620	Consolidated Edison, Inc.	11,949,766
92,981	Crown Castle International Corp.	16,115,467
232,606	Dominion Energy Corp.	16,984,890
89,313	DTE Energy Co.	9,977,155
174,582	Duke Energy Corp.	17,037,457
94,100	Entergy Corp.	9,345,071
106,793	Essential Utilities, Inc.	4,921,021
98,865	Evergy, Inc.	6,149,403
167,418	Eversource Energy	13,688,096
251,115	FirstEnergy Corp.	8,944,716
20,846	IDACORP, Inc.	2,155,060
17,062	MGE Energy, Inc.	1,254,057
178,557	NiSource, Inc.	4,326,436
8,491	Northwest Natural Holding Company	390,501
23,320	NorthWestern Corp.	1,336,236
23,234	ONE Gas, Inc.	1,472,339
49,141	Pinnacle West Capital Corp.	3,555,843
34,126	PNM Resources, Inc.	1,688,555
41,267	Portland General Electric Co.	1,939,136
354,715	PPL Corp.	9,889,454
50,484	SBA Communications Corp.	16,688,496
137,686	Sempra Energy	17,417,279
8,232	SJW Group	543,806
49,080	South Jersey Industries, Inc.	1,043,441
23,815	Spire, Inc.	1,457,002
285,883	The Southern Co.	17,716,170
145,424	WEC Energy Group, Inc.	12,826,397
248,128	Xcel Energy, Inc.	15,508,000
		327,362,108
	Total Common Stocks
	(Cost $692,671,091)	828,115,460

CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
2,295,029	HICL Infrastructure PLC	5,134,084
2,115,711	International Public Partnerships Ltd.	4,614,666
		9,748,750
	Total Closed-End Funds
	(Cost $9,356,115)	9,748,750

SHORT-TERM INVESTMENTS 1.9%
	Money Market Deposit Account 1.9%
16,630,784	U.S. Bank N.A., 0.003% (b)	16,630,784
	Total Short-Term Investments
	(Cost $16,630,784)	16,630,784

	Total Investments 97.9%
	(Cost $718,657,990)	854,494,994

	Other Assets in Excess of Liabilities 2.1%	18,179,371

	TOTAL NET ASSETS 100.0%	$872,674,365

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.4%
	Australia 16.1%
912,345	Atlas Arteria Ltd.	$4,206,806
599,734	AusNet Services Ltd.	1,085,557
1,983,046	Spark Infrastructure Group	4,005,478
321,063	Sydney Airport	1,885,552
939,824	Transurban Group	9,486,726
		20,670,119
	Canada 5.8%
185,500	Enbridge, Inc.	7,390,123

	France 5.7%
12,118	Aeroports de Paris	1,543,354
55,255	Vinci SA	5,746,991
		7,290,345
	Italy 4.3%
573,410	Snam SpA	3,172,030
325,939	Terna SpA	2,313,118
		5,485,148
	Netherlands 1.1%
35,035	Koninklijke Vopak NV	1,380,461

	New Zealand 1.1%
266,227	Auckland International Airport Ltd.	1,431,068

	Spain 8.3%
29,970	Aena SME SA (a)	5,183,044
273,897	Red Electrica Corp. SA	5,494,979
		10,678,023
	United Kingdom 7.3%
347,108	National Grid PLC	4,136,041
35,186	Severn Trent PLC	1,231,831
305,831	United Utilities Group PLC	3,980,499
		9,348,371
	United States 46.7%
43,999	Alliant Energy Corp.	2,463,064
23,071	American Tower Corp.	6,123,274
11,551	American Water Works Co., Inc.	1,952,581
66,319	Atmos Energy Corp.	5,849,336
32,309	Crown Castle International Corp.	5,599,796
127,973	CSX Corp.	3,805,917
34,139	Dominion Energy Corp.	2,492,830
74,884	Evergy, Inc.	4,657,785
68,084	Eversource Energy	5,566,547
18,198	Norfolk Southern Corp.	4,353,872
48,412	Sempra Energy	6,124,118
5,668	Union Pacific Corp.	1,110,985
54,343	WEC Energy Group, Inc.	4,793,053
80,012	Xcel Energy, Inc.	5,000,750
		59,893,908
	Total Common Stocks
	(Cost $112,338,107)	123,567,566

SHORT-TERM INVESTMENTS 3.2%
	Money Market Deposit Account 3.2%
4,161,359	U.S. Bank N.A., 0.003% (b)	4,161,359
	Total Short-Term Investments
	(Cost $4,161,359)	4,161,359

	Total Investments 99.6%
	(Cost $116,499,466)	127,728,925

	Other Assets in Excess of Liabilities 0.4%	543,887

	TOTAL NET ASSETS 100.0%	$128,272,812

(a) Non-Income Producing.
(b) The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or a subadviser pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds’ valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of September 30, 2021:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$927,866,258	$218,843,790	$-	$1,146,710,048
Total Equity	927,866,258	218,843,790	-	1,146,710,048
Short-Term Investments	70,887,247	-	-	70,887,247
Total Investments in Securities	$998,753,505	$218,843,790	$-	$1,217,597,295

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$510,571,913	$120,187,831	$-	$630,759,744
Total Equity	510,571,913	120,187,831	-	630,759,744
Short-Term Investments	41,504,673	-	-	41,504,673
Total Investments in Securities	$552,076,586	$120,187,831	$-	$672,264,417

Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$21,958,396	$6,960,997	$-	$28,919,393
Total Equity	21,958,396	6,960,997	-	28,919,393
Short-Term Investments	4,253,656	-	-	4,253,656
Total Investments in Securities	$26,212,052	$6,960,997	$-	$33,173,049

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$506,150,663	$321,964,797	$-	$828,115,460
Closed-End Funds	-	9,748,750	-	9,748,750
Total Equity	506,150,663	331,713,547	-	837,864,210
Short-Term Investments	16,630,784	-	-	16,630,784
Total Investments in Securities	$522,781,447	$331,713,547	$-	$854,494,994

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$73,417,659	$50,149,907	$-	$123,567,566
Total Equity	73,417,659	50,149,907	-	123,567,566
Short-Term Investments	4,161,359	-	-	4,161,359
Total Investments in Securities	$77,579,018	$50,149,907	$-	$127,728,925

(a) See each Fund’s Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.